Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Loss for the period from continuing operations	£ (151,255)	£ (197,133)	£ (518,122)	£ (529,292)	£ (98,878)
Gain/(Loss) for the period from discontinued operations	871	(44,325)	(185,762)	(14,217)	(3,809)
Adjustments for:
Depreciation and impairment of property, plant and equipment and right-of-use assets	38,319	26,552	57,577	28,791	11,759
Amortization and impairment of intangible assets	3,642	142,146	322,565	35,995	1,361
Finance income	(2,671)	(571)	(2,131)	(233)	(486)
Finance expense	32,703	22,606	57,358	5,716	1,298
Share-based payment expense	1,881	35,096	44,496	43,871	3,759
IFRS 2 expense on the Transaction				240,810
Fair value movement in the Convertible Notes and embedded derivative, fair value movement in the warrants and foreign exchange movements	(14,378)	(157,973)	(194,236)	(26,671)
Tax credit		(9,865)	(10,012)	(5,704)	(969)
Fair value adjustments	252
Impairment loss on remeasurement of the disposal group			2,518
Loss on disposal of property, plant and equipment	3,263		2,879
Gain on lease terminations	(2,042)
Loss on sale of discontinued operations	6,278		14,509
Loss on sale and leaseback transactions			1,934
(Decrease)/Increase in provisions	(23,045)	5,679	31,646
Total	(106,182)	(177,788)	(374,781)	(220,934)	(85,965)
Movements in working capital:
Decrease/(Increase) in trade and other receivables	26,984	(20,988)	19,797	(23,192)	(4,789)
Decrease/(Increase) in inventory	136,593	(8,125)	165,213	(247,745)	(36,961)
Decrease/(Increase) in subscription vehicles	1,464	(62,001)	(54,132)	(80,925)
(Decrease)/Increase in trade and other payables	(16,365)	54,353	(9,127)	16,074	10,394
Total working capital movements	148,676	(36,761)	121,751	(335,788)	(31,356)
Other cash flows from operating activities:
Interest received	2,671	571	2,131	233	478
Tax credit received	112		501		969
Net cash from/(used in) operating activities	45,277	(213,978)	(250,398)	(556,489)	(115,874)
Cash flows from investing activities
Purchases of property, plant and equipment	(936)	(18,677)	(33,625)	(29,466)	(17,919)
Disposals of property, plant and equipment	1,633		8,320
Purchases and development of intangible assets	(4,253)	(14,973)	(18,133)	(14,260)	(1,889)
Acquisition of subsidiaries, net of cash acquired		(34,121)	(33,142)	(190,934)	(16,530)
Deferred consideration paid			(5,554)
Disposal of discontinued operations, net of cash disposed of	19,247		(9,669)
Proceeds from sale and leasebacks		12,686	10,752
Proceeds from lease modifications		5,520	5,520
Net cash from/(used in) investing activities	15,691	(49,565)	(75,531)	(234,660)	(36,338)
Cash flows from financing activities
Net proceeds from Convertible Notes		460,021	460,021
Net proceeds from the Transaction				622,164
Issue of ordinary shares					348,870
Proceeds from warrants exercised from Drover acquisition				5,300
Exercise of share options				(1,540)
Proceeds from stocking loans	321,729	600,557	1,202,039	665,325	216,444
Proceeds from subscription facilities		33,035	101,967	107,683
Proceeds from secured asset financing, bank loans and mortgages			5,985
Repayment of stocking loans	(400,971)	(569,116)	(1,218,427)	(574,055)	(196,082)
Repayment of subscription facilities	(21,669)	(35,430)	(120,559)	(60,386)
Repayment of secured asset financing, bank loans and mortgages	(2,260)	(3,334)	(3,862)	(683)	(443)
Interest paid on loans and borrowings	(8,582)	(7,518)	(18,724)	(4,185)	(1,298)
Lease payments	(10,404)	(14,294)	(29,198)	(18,597)	(6,294)
Excess proceeds above fair value from sale and leasebacks		1,086	1,086
Net cash (used in)/from financing activities	(122,157)	465,007	380,328	741,026	361,197
Net (decrease)/increase in cash and cash equivalents	(61,189)	201,464	54,399	(50,123)	208,985
Cash and cash equivalents at the beginning of the period	258,321	192,629	192,629	243,524	34,539
Net foreign exchange difference	(2,554)	7,105	11,293	(772)
Cash and cash equivalents at the end of the period	£ 194,578	£ 401,198	£ 258,321	£ 192,629	£ 243,524